First Quarter Report
January 31, 2023 (Unaudited)
Columbia New York Intermediate Municipal Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia New York Intermediate Municipal Bond Fund, January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 98.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 2.0%
New York Transportation Development Corp.(a)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2031	3.000%	650,000	599,742
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2036	5.000%	800,000	839,662
12/01/2038	4.000%	300,000	287,518
New York Transportation Development Corp.
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2038	5.000%	1,000,000	1,062,022
Total			2,788,944
Charter Schools 1.4%
Build NYC Resource Corp.
Revenue Bonds
Academic Leadership Charter School Project
Series 2021
06/15/2036	4.000%	200,000	192,223
International Leadership Charter School
Series 2013
07/01/2023	5.000%	390,000	391,625
Build NYC Resource Corp.(b)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	420,000	424,975
Monroe County Industrial Development Corp.(b)
Revenue Bonds
True North Rochester Preparatory Charter School Project
Series 2020
06/01/2040	5.000%	900,000	919,059
Total			1,927,882
Health Services 0.7%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2030	5.000%	1,000,000	1,048,802
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 6.3%
Build NYC Resource Corp.
Refunding Revenue Bonds
City University of New York-Queens
Series 2014A
06/01/2029	5.000%	225,000	231,139
06/01/2030	5.000%	300,000	307,987
Manhattan College Project
Series 2017
08/01/2033	5.000%	400,000	432,108
County of Saratoga
Revenue Bonds
Skidmore College Project
Series 2018
07/01/2033	5.000%	165,000	182,413
07/01/2034	5.000%	200,000	220,677
07/01/2035	5.000%	200,000	219,089
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Culinary Institute of America (The)
Series 2018
07/01/2032	5.000%	220,000	234,994
Vassar College Project
Series 2017
07/01/2034	5.000%	500,000	545,342
Revenue Bonds
Marist College Project
Series 2015A
07/01/2029	5.000%	1,000,000	1,053,428
Series 2018
07/01/2031	5.000%	170,000	187,917
07/01/2032	5.000%	210,000	231,806
07/01/2033	5.000%	205,000	225,770
New York State Dormitory Authority
Refunding Revenue Bonds
Rochester Institute
Series 2019A
07/01/2036	5.000%	750,000	836,405
Teacher’s College
Series 2017
07/01/2029	5.000%	175,000	193,652
07/01/2030	5.000%	150,000	165,899
Revenue Bonds
New York University
Series 2019A
07/01/2037	5.000%	2,000,000	2,240,487
2	Columbia New York Intermediate Municipal Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Lawrence County Industrial Development Agency
Refunding Revenue Bonds
Clarkson University Project
Series 2021
09/01/2038	5.000%	200,000	213,854
09/01/2039	5.000%	200,000	213,229
Tompkins County Development Corp.
Refunding Revenue Bonds
Ithaca College Project
Series 2018
07/01/2034	5.000%	575,000	620,394
Troy Capital Resource Corp.
Refunding Revenue Bonds
Forward Delivery - Rensselaer Polytechnic Institute Project
Series 2020
09/01/2037	5.000%	250,000	270,102
Total			8,826,692
Hospital 11.5%
County of Saratoga
Revenue Bonds
Saratoga Hospital Project
Series 2013A
12/01/2024	5.000%	1,085,000	1,101,816
12/01/2025	5.000%	1,115,000	1,130,944
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Highland Hospital Rochester Project
Series 2015
07/01/2025	5.000%	450,000	473,109
07/01/2026	5.000%	350,000	367,803
University of Rochester Project
Series 2017
07/01/2035	4.000%	1,285,000	1,320,510
Revenue Bonds
Rochester General Hospital (The)
Series 2017
12/01/2035	5.000%	1,000,000	1,043,266
Nassau County Local Economic Assistance Corp.
Revenue Bonds
Catholic Health Services of Long Island
Series 2014
07/01/2032	5.000%	1,250,000	1,283,756
07/01/2033	5.000%	675,000	694,005
New York State Dormitory Authority
Refunding Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2034	4.000%	1,000,000	1,035,128
Montefiore Obligated Group
Series 2020A
09/01/2037	4.000%	300,000	278,364
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	3,000,000	3,150,735
NYU Hospitals Center
Series 2014
07/01/2030	5.000%	1,000,000	1,033,630
07/01/2031	5.000%	1,000,000	1,033,466
Revenue Bonds
Memorial Sloan Kettering Cancer Center
Series 2019
07/01/2036	5.000%	1,000,000	1,113,356
New York State Dormitory Authority(b)
Refunding Revenue Bonds
Orange Regional Medical Center
Series 2017
12/01/2031	5.000%	1,000,000	1,027,650
Total			16,087,538
Local General Obligation 17.4%
City of New York
Unlimited General Obligation Bonds
Fiscal 2020
Series 2019B-1
10/01/2038	5.000%	1,000,000	1,117,620
Subordinated Series 2019H-A
01/01/2035	5.000%	1,500,000	1,698,894
Unlimited General Obligation Refunding Notes
Series 2016C
08/01/2032	5.000%	2,000,000	2,142,192
City of Syracuse
Limited General Obligation Refunding Bonds
Series 2015A
03/01/2024	5.000%	1,000,000	1,027,848
City of Yonkers
Limited General Obligation Bonds
Series 2016A (AGM)
11/15/2028	5.000%	1,780,000	1,933,814
Series 2017A (BAM)
09/01/2028	5.000%	2,090,000	2,323,711
County of Allegany
Limited General Obligation Refunding Bonds
Public Improvement
Series 2014 (BAM)
09/15/2028	5.000%	1,375,000	1,428,796
County of Monroe(a)
Limited General Obligation Public Improvement Bonds
Series 2019B (BAM)
06/01/2027	5.000%	1,350,000	1,481,235

Columbia New York Intermediate Municipal Bond Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Nassau
Limited General Obligation Bonds
Series 2017B
04/01/2033	5.000%	2,000,000	2,200,182
County of Rockland
Limited General Obligation Bonds
Series 2014A (AGM)
03/01/2024	5.000%	1,450,000	1,490,537
Monroe County Industrial Development Agency
Revenue Bonds
Rochester Schools Modernization Program
Series 2018
05/01/2034	5.000%	750,000	845,243
New York State Dormitory Authority
Refunding Revenue Bonds
School Districts Bond Financing
Series 2013E (AGM)
10/01/2031	5.000%	500,000	520,364
School Districts Financing Program
Series 2015B (AGM)
10/01/2027	5.000%	2,010,000	2,149,747
Revenue Bonds
School District Building Financing Program
Series 2018
10/01/2032	5.000%	2,000,000	2,168,807
Town of Oyster Bay
Limited General Obligation Refunding & Public Improvement Bonds
Series 2014B
08/15/2023	5.000%	1,850,000	1,875,724
Total			24,404,714
Multi-Family 2.2%
Amherst Development Corp.
Refunding Revenue Bonds
University of Buffalo Student Housing
Series 2017 (AGM)
10/01/2028	5.000%	730,000	817,111
10/01/2029	5.000%	1,290,000	1,442,382
Onondaga County Trust for Cultural Resources
Refunding Revenue Bonds
Abby Lane Housing Corp. Project
Series 2017
05/01/2030	5.000%	420,000	441,929
05/01/2031	5.000%	400,000	420,082
Total			3,121,504
Municipal Power 5.2%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/2034	5.000%	1,000,000	1,033,273
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016B
09/01/2027	5.000%	1,000,000	1,092,928
09/01/2030	5.000%	2,750,000	2,990,721
Revenue Bonds
Electric System General Purpose
Series 2015B
09/01/2032	5.000%	765,000	810,252
General
Series 2017
09/01/2035	5.000%	1,200,000	1,315,360
Total			7,242,534
Nursing Home 0.8%
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
St. Ann’s Community Project
Series 2019
01/01/2030	4.000%	1,230,000	1,115,115
Other Bond Issue 1.7%
Build NYC Resource Corp.
Revenue Bonds
Children’s Aid Society Project (The)
Series 2019
07/01/2036	4.000%	100,000	102,386
Series 2015
07/01/2029	5.000%	545,000	569,824
07/01/2031	5.000%	715,000	746,802
New York Transportation Development Corp.(a)
Revenue Bonds
New York State Thruway Service Areas Project
Series 2021
10/31/2034	4.000%	500,000	501,221
10/31/2041	4.000%	570,000	526,808
Total			2,447,041
Pool / Bond Bank 0.3%
New York State Dormitory Authority
Refunding Revenue Bonds
New School
Series 2015
07/01/2029	5.000%	420,000	439,930
Ports 4.5%
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consolidated 211th
Series 2018
09/01/2038	4.000%	1,400,000	1,416,289
Series 2018-209
07/15/2034	5.000%	2,500,000	2,822,643

4	Columbia New York Intermediate Municipal Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-211
09/01/2036	5.000%	1,000,000	1,106,059
Port Authority of New York & New Jersey(a)
Revenue Bonds
Consolidated Bonds
Series 221
07/15/2037	4.000%	1,000,000	1,001,129
Total			6,346,120
Prep School 1.9%
Build NYC Resource Corp.
Refunding Revenue Bonds
Horace Mann School Project
Series 2014
07/01/2026	5.000%	475,000	492,497
07/01/2027	5.000%	600,000	620,826
Series 2015
06/01/2026	5.000%	225,000	236,364
06/01/2028	5.000%	250,000	263,040
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/2034	5.000%	450,000	470,256
01/01/2035	5.000%	590,000	616,107
Total			2,699,090
Recreation 0.2%
New York City Trust for Cultural Resources
Refunding Revenue Bonds
Carnegie Hall
Series 2019
12/01/2037	5.000%	275,000	308,442
Refunded / Escrowed 5.6%
Build NYC Resource Corp.
Prerefunded 08/01/25 Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2029	5.000%	430,000	458,947
Metropolitan Transportation Authority
Prerefunded 11/15/24 Revenue Bonds
Series 2014C
11/15/2029	5.000%	3,000,000	3,140,998
New York State Dormitory Authority
Prerefunded 07/01/25 Revenue Bonds
Barnard College
Series 2015A
07/01/2030	5.000%	700,000	745,402
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority(c)
Revenue Bonds
Capital Appreciation - Memorial Sloan-Kettering Cancer Center
Series 2003-1 Escrowed to Maturity (NPFGC)
07/01/2025	0.000%	3,750,000	3,542,299
Total			7,887,646
Retirement Communities 3.6%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jefferson’s Ferry Project
Series 2016
11/01/2036	5.250%	750,000	769,144
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Orchard Park
Series 2015
11/15/2029	5.000%	550,000	562,438
11/15/2030	5.000%	650,000	662,983
Suffolk County Economic Development Corp.
Refunding Revenue Bonds
Peconic Landing at Southhold, Inc.
Series 2020
12/01/2034	5.000%	1,000,000	1,026,695
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2029	5.000%	1,000,000	1,010,287
07/01/2034	5.000%	1,000,000	1,006,191
Total			5,037,738
Single Family 0.1%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2038	3.625%	110,000	107,280
Special Non Property Tax 14.3%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Building Aid
Series 2018S-2A
07/15/2036	5.000%	2,000,000	2,210,978
Revenue Bonds
Building Aid
Series 2018S-3
07/15/2034	5.000%	1,000,000	1,125,795
Future Tax Bonds
Subordinated Series 2020C
05/01/2037	4.000%	500,000	514,454

Columbia New York Intermediate Municipal Bond Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Future Tax Secured
Subordinated Series 2016E-1
02/01/2032	5.000%	3,000,000	3,220,476
Subordinated Series 2019
11/01/2034	5.000%	3,500,000	4,001,742
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured
Series 2015
11/15/2027	5.000%	4,120,000	4,379,943
New York State Dormitory Authority
Refunding Revenue Bonds
Education
Series 2005B (AMBAC)
03/15/2026	5.500%	1,000,000	1,100,207
Series 2019A-2
03/15/2035	5.000%	2,000,000	2,262,462
New York State Urban Development Corp.
Refunding Revenue Bonds
State Personal Income Tax
Series 2020C
03/15/2039	4.000%	1,130,000	1,144,182
Total			19,960,239
Special Property Tax 0.8%
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2033	5.000%	1,000,000	1,100,714
Tobacco 3.5%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2029	5.000%	1,745,000	1,744,996
Suffolk Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Tobacco Settlement Asset-Backed Bonds
Series 2021
06/01/2038	4.000%	1,000,000	989,996
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2031	5.000%	2,000,000	2,116,922
Total			4,851,914
Transportation 5.6%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Climate Bond Certified - Green
Series 2018
11/15/2026	5.000%	2,590,000	2,757,790
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2005B (AMBAC)
11/15/2024	5.250%	750,000	776,438
Series 2016C-1
11/15/2036	5.000%	3,000,000	3,087,620
Metropolitan Transportation Authority(c)
Refunding Revenue Bonds
Green Bonds
Series 2017C-2
11/15/2029	0.000%	1,500,000	1,182,521
Total			7,804,369
Turnpike / Bridge / Toll Road 8.2%
New York State Thruway Authority
Refunding Revenue Bonds
Series 2014K
01/01/2029	5.000%	1,850,000	1,940,358
01/01/2032	5.000%	1,000,000	1,047,692
Revenue Bonds
Junior Lien
Series 2016A
01/01/2033	5.000%	1,000,000	1,062,502
Series 2019B
01/01/2036	5.000%	2,000,000	2,249,461
Triborough Bridge & Tunnel Authority(d)
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2023
11/15/2037	5.000%	500,000	586,551
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Series 2018-B
11/15/2031	5.000%	2,000,000	2,425,333
Revenue Bonds
Series 2020D
11/15/2037	4.000%	2,050,000	2,121,604
Total			11,433,501
Water & Sewer 0.8%
Buffalo Municipal Water Finance Authority
Refunding Revenue Bonds
Series 2015A
07/01/2028	5.000%	700,000	740,149
Western Nassau County Water Authority
Revenue Bonds
Series 2015A
04/01/2027	5.000%	145,000	152,787
04/01/2028	5.000%	175,000	184,133
Total			1,077,069
Total Municipal Bonds (Cost $139,259,770)			138,064,818

6	Columbia New York Intermediate Municipal Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, January 31, 2023 (Unaudited)
Money Market Funds 1.0%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 1.662%(e)	101,035	101,035
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 1.588%(e)	1,217,948	1,217,948
Total Money Market Funds (Cost $1,318,973)		1,318,983
Total Investments in Securities (Cost: $140,578,743)		139,383,801
Other Assets & Liabilities, Net		614,585
Net Assets		139,998,386
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2023, the total value of these securities amounted to $2,371,684, which represents 1.69% of total net assets.
(c)	Zero coupon bond.
(d)	Represents a security purchased on a when-issued basis.
(e)	The rate shown is the seven-day current annualized yield at January 31, 2023.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
MTA	Monthly Treasury Average
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia New York Intermediate Municipal Bond Fund | First Quarter Report 2023	7

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT204_10_N01_(03/23)